OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Accounts Payable And Accrued Expenses [Line Items]
Employees and payroll accruals		$ 328,743	$ 84,076
Accrued expenses		591,071	232,327
Other Accounts Payable and Accrued Expenses	$ 678,000	$ 919,814	$ 316,403